Summary of condensed statements of income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 14,133	$ 893,690
Cost of revenue	6,996	194,582	145,753
Gross profit/(loss)	7,137	699,108	(145,753)
Operating expenses:
General and administrative expenses	(2,202,015)	(1,739,759)	(1,350,868)
Share of loss in subsidiaries
Others, net	154,961	(3,075)	723,910
Loss before income taxes from continuing operations	(8,499,053)	(2,925,989)	(5,212,305)
Provision for income tax		53,048	(27,273)
Net loss	(8,499,053)	(7,581,452)	(4,722,146)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue
Cost of revenue
Gross profit/(loss)
Operating expenses:
General and administrative expenses	(1,898,577)	(1,413,467)	(825,582)
Share of loss in subsidiaries	(6,548,341)	(6,155,143)	(4,629,554)
Others, net	(52,135)	(12,842)	732,990
Loss before income taxes from continuing operations	(8,499,053)	(7,581,452)	(4,722,146)
Provision for income tax
Net loss	$ (8,499,053)	$ (7,581,452)	$ (4,722,146)